Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense Relates to the PRC

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	57,510,432	48,548,105	66,214,649
Deferred tax benefit	(16,493,414)	(38,044,032)	(179,918,382)

Total income tax expense (benefit)	41,017,018	10,504,073	(113,703,733)

Schedule of Components of the Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31
	2024	2025
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	379,327,404	543,694,787
Debt securities	2,103,374	56,749,148
Guarantee liabilities	87,819,352	110,745,738
Net operating loss carry-forwards	12,183,421	18,135,138
Lease liabilities	5,347,435	3,059,073
Receivables from sales of loans	1,495,934	735,971
Other deferred tax assets	252,144	-

Total deferred tax assets	488,529,064	733,655,257

Valuation allowance	(12,183,421)	(18,135,138)

Deferred tax assets, net of valuation allowance	476,345,643	714,984,717

Net deferred tax assets	131,112,019	318,345,730

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments	-	-
Right-of-use assets	(6,262,498)	(2,940,108)
Intercompany receivables	(41,453,522)	(41,453,522)
Guarantee assets	(311,497,133)	(411,210,627)
Undistributed earnings from structured funds	(58,699,859)	(21,029,446)

Total deferred tax liabilities	(418,655,512)	(477,376,203)

Net deferred tax liabilities	(73,421,888)	(80,737,217)

Schedule of Movement of Valuation Allowance

Movement of valuation allowance:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
At the beginning of year	9,116,290	10,041,747	12,183,421
Current year additions	2,096,152	8,090,197	6,492,530
Current year reversals	(722,911)	(3,884,082)	(205,135)
Current year expiration of carry-forwards	(447,784)	(2,064,441)	(335,678)

Net change in the valuation allowance	(925,457)	2,141,674	5,951,717

At the end of year	10,041,747	12,183,421	18,135,138

Schedule of Income Before Income Tax Expense

Income before income tax expense is as follows:

	Year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Cayman Islands	(9,006,814)	(6,407,208)	(6,887,634)
BVI	4,407,292	10,672,841	(575,764)
Hong Kong	(1,168,618)	2,344,219	(592,263)
PRC	211,402,719	41,678,667	(576,042,114)

Total	205,634,579	48,288,519	(584,097,775)

Schedule of Reconciliation of Statutory Income Tax Rate to the Effective Income Tax Rate

The reconciliation of the PRC statutory income tax rate of 25%, the income tax rate of the jurisdiction where the Group has substantially all of its operations, to the effective income tax rate is as follows:

	Year ended December 31
	2023	2024
	RMB	RMB

PRC statutory income tax rate	25%	25%
(Decrease)/increase in effective income tax rate resulting from:

Tax holiday	(3.48)%	(7.04)%
Tax-free income	(2.64)%	(9.82)%
Non-deductible share option expense	0.91%	7.71%
Other non-deductible expenses	0.42%	0.83%
Zero tax rate in foreign countries	0.84%	(2.21)%
Differential and preferential tax rates	(0.11)%	(1.09)%
Changes in valuation allowance	0.67%	8.71%
Research and development super-deduction	(1.01)%	(0.58)%
Changes in unrecognized tax benefits	(0.82)%	0.34%
Others	0.17%	(0.11)%

Effective income tax rate	19.95%	21.74%

The Group has adopted ASU No. 2023-09 on a prospective basis beginning January 1, 2025. In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between PRC statutory rate and the Group’s effective tax rate is as follows:

	Year ended December 31,2025
	RMB	%
PRC statutory income tax rate	(146,024,444)	25%
(Decrease)/increase in effective income tax rate resulting from:
Foreign Tax Effects	2,020,045	(0.35)%
Hong Kong:	2,020,045	(0.35)%
Statutory tax rate difference between Hong Kong and PRC	154,196	(0.03)%
Non-Taxable Income	1,865,849	(0.32)%
Tax holiday	(1,761,445)	0.30%
Tax-free income	26,520,703	(4.54)%
Other non-deductible expenses	252,691	(0.04)%
Changes in valuation allowance	6,287,395	(1.08)%
Research and development super-deduction	(1,269,304)	0.22%
Others	270,625	(0.05)%

Effective income tax rate	(113,703,733)	19.47%